Other Assets (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Miscellaneous assets [abstract]
Assets held for leasing	[1]	$ 139,389	$ 101,848
Assets received or awarded as payment:
Assets awarded at judicial sale	[2]	10,967	14,171
Assets received in lieu of payment	[2]	7,770	10,700
Provisions for assets received in lieu of payment	[2]	(1,349)	(1,915)
Subtotal		17,388	22,956
Other Assets
Deposit by derivatives margin		475,852	336,548
Other accounts and notes receivable		44,671	29,080
Documents intermediated	[3]	40,911	28,478
Prepaid expenses		34,934	37,394
Recoverable income taxes		33,136	44,665
Commissions receivable		14,191	12,155
Other		42,528	38,567
Subtotal		686,223	526,887
Total		$ 843,000	$ 651,691

[1]	These correspond to property and equipment to be given under a financial lease.
[2]	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.
[3]	Documents intermediated refers to securities lending agreements managed by the Bank's subsidiary Banchile Corredores de Bolsa S.A.